Shareholder Fees (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	none
Institutional | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Institutional | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Institutional | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant: | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant: | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant: | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Signal | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Signal | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Signal | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)